Schedule I - Condensed Financial Information of the Parent Company - Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 1,512,945	$ 219,356	¥ 3,138,008
Short-term investment	1,072,867	155,551
Prepayments and other current assets	292,825	42,456	366,191
Total current assets	3,508,421	508,673	4,555,857
Non-current assets
Restricted cash	41,383
Total non-current assets	2,354,235	341,333	2,716,152
Total assets	5,862,656	850,006	7,272,009
Current liabilities
Amounts due to subsidiaries	27,242	3,950	13,967
Total current liabilities	588,412	85,311	877,583
Non-current liabilities
Deferred income-non current	45,280	6,565	56,180
Total non-current liabilities	211,718	30,696	386,933
Total liabilities	800,130	116,007	1,264,516
Shareholders’ equity (deficit)
Ordinary shares	173	25	173
Treasury shares	(669,150)	(97,018)	(22,330)
Additional paid-in capital	12,038,802	1,745,462	11,697,942
Accumulated deficit	(6,600,365)	(956,963)	(5,782,169)
Accumulated other comprehensive loss	(74,195)	(10,754)	(255,780)
Total shareholders' equity	4,722,602	684,715	5,668,906	¥ 6,863,594	¥ (55,800)
Total liabilities, redeemable non-controlling interests and shareholders" equity	5,862,656	850,006	7,272,009
Parent Company
Current assets
Cash and cash equivalents	115,480	16,743	33,320
Short-term investment	345,171	50,045
Prepayments and other current assets	483	70	2,494
Amounts due from subsidiaries	5,550,398	804,735	6,157,680
Total current assets	6,011,532	871,593	6,193,494
Non-current assets
Restricted cash	41,383	6,000
Total non-current assets	41,383	6,000
Total assets	6,052,915	877,593	6,193,494
Current liabilities
Accrued expenses and other liabilities	6,689	970	19,766
Amounts due to subsidiaries	13,084	1,897
Total current liabilities	19,773	2,867	19,766
Non-current liabilities
Deficit of investments in subsidiaries and VIE	1,268,420	183,904	458,360
Deferred income-non current	45,280	6,565	56,180
Total non-current liabilities	1,313,700	190,469	514,540
Total liabilities	1,333,473	193,336	534,306
Shareholders’ equity (deficit)
Ordinary shares	173	25	173
Treasury shares	(669,150)	(97,018)	(22,330)
Additional paid-in capital	12,038,802	1,745,462	11,697,942
Accumulated deficit	(6,576,188)	(953,458)	(5,760,817)
Accumulated other comprehensive loss	(74,195)	(10,754)	(255,780)
Total shareholders' equity	4,719,442	684,257	5,659,188
Total liabilities, redeemable non-controlling interests and shareholders" equity	¥ 6,052,915	$ 877,593	¥ 6,193,494